Film Related Obligations - (Cumulative Minimum Guaranteed Payments of IP Credit Facility) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Sep. 29, 2022
Debt Instrument [Line Items]
November 14, 2025	$ 134.0
November 14, 2026	765.8
July 30, 2027	0.0
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
November 14, 2025	134.0
November 14, 2026	1,480.8
July 30, 2027	$ 0.0
Secured Debt | IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
November 14, 2025		$ 91.1
November 14, 2026		121.4
July 30, 2027		$ 161.9